Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at December 31:

(Dollar amounts in thousands)	2022	2021

Land and land improvements	$4,896	$2,963
Building and leasehold improvements	20,537	16,531
Furniture, fixtures, and equipment	9,485	9,596
Financing right-of-use assets	3,703	4,491
Total premises and equipment	38,621	33,581
Less accumulated depreciation and amortization	16,660	16,309

Total premises and equipment, net	$21,961	$17,272

Depreciation expense charged to operations was $1.3 million in 2022 and $1.4 million in 2021.